SCHEDULE OF TAX LOSSES (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Applicable tax rate	26.00%	27.50%	27.50%
AUSTRALIA
IfrsStatementLineItems [Line Items]
Applicable tax rate	26.00%	26.00%	26.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Applicable tax rate	21.00%	21.00%	21.00%